Grant and Subsidy Income - Additional Information (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2020 USD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2020 CAD ($)	Apr. 30, 2021 USD ($)
Grant And Subsidy Income [Abstract]
Grant awarded	$ 1,500,000
Total grant project cost	$ 2,000,000
Minimum contribution of subgrantee on grant project cost percentage	25.00%
Minimum contribution of subgrantee on grant project cost	$ 500,000
Grant awarded for Covid 19	$ 75,000
Grant income		$ 1,895,000	$ 220,000
Wage and rent subsidy		583,347
Paycheck protection program loan applied amount				$ 209,000
Income from government subsidy		$ 261,000